FAIR VALUE MEASUREMENTS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Cash and investments held in Trust Account	$ 20,219,328		$ 19,827,884	$ 250,007,295
Cash withdrawn of interest income from the Trust Account	0	$ 11,000	905,000	60,000
Proceeds from trust account in connection with redemption	$ 232,371,273		$ 232,371,273	$ 232,371,273